Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Fair Value of Derivative Instruments and Effect of Derivative Instruments in Consolidated Balance Sheets and Consolidated Statements of Operations

Derivative Instruments	Balance Sheet Caption	Fair Value at December 31, 2012	Fair Value at December 31, 2011
Foreign currency forward contracts	Accrued expenses and other current liabilities	$—	$447

Summary of Fair Value of Derivative Instruments and Effect of Derivative Instruments in Consolidated Statements of Operations and in Accumulated Other Comprehensive Loss

Derivative Instruments	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized During the Year Ended December 31, 2012	Amount of Loss Recognized During the Year Ended December 31, 2011
Foreign currency forward contracts	Other comprehensive income (loss)	$—	$(1,187)

Total loss	Other comprehensive income (loss)	$—	$(1,187)